650 Page Mill Road Palo Alto, CA 94304-1050 PHONE 650.493.9300 FAX 650.493.6811 www.wsgr.com

June 30, 2014

Via EDGAR and Email

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention:	Barbara C. Jacobs Frank Knapp Patrick Gilmore Jan Woo

Re:	Yodlee, Inc. Confidential Draft Registration Statement on Form S-1 Submitted March 21, 2014, April 25, 2014, May 20, 2014 and June 6, 2014 CIK No. 0001161315

Ladies and Gentlemen:

On behalf of our client, Yodlee, Inc. (“Yodlee” or the “Company”), we submit this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in its letter dated June 20, 2014 (the “Comment Letter”), relating to the above referenced Confidential Draft Registration Statement on Form S-1 (the “Registration Statement”). We are concurrently filing via EDGAR this letter and a revised draft of the Registration Statement. For the Staff’s reference, we are providing the Staff with both a clean copy of the Registration Statement and a copy marked to show all changes from the version confidentially submitted on June 6, 2014.

In this letter, we have recited the comment from the Staff in italicized, bold type and have followed the comment with the Company’s response. Except as otherwise specifically indicated, page references herein correspond to the page of the revised draft of the Registration Statement, as applicable.

Notes to Consolidated Financial Statements

Note 2. Summary of Significant Accounting Policies

Goodwill, page F-13

1.     As we previously requested, please revise your disclosures to include a discussion of the relevant qualitative factors and circumstances you cited in your response letter dated May 20, 2014, that you considered when concluding that it was not more likely than not that goodwill was impaired.

Securities and Exchange Commission

June 30, 2014

In response to the Staff’s comment, the Company has revised its disclosure on page 82 and F-13 of the Registration Statement.

Please direct any questions regarding the Company’s responses or the revised draft of the Registration Statement to me at (650) 320-4655 or cfennell@wsgr.com.

Sincerely, WILSON SONSINI GOODRICH & ROSATI Professional Corporation

/s/ Chris F. Fennell
Chris F. Fennell

cc:	Anil Arora, Yodlee, Inc. John L. Savva, Sullivan & Cromwell LLP Dane Wall, Ernst & Young LLP